Cover	Sep. 08, 2025
Cover [Abstract]
Entity Registrant Name	reAlpha Tech Corp.
Entity Central Index Key	0001859199
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 08, 2025
Entity Ex Transition Period	false
Entity File Number	001-41839
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-3425507
Entity Address Address Line 1	6515 Longshore Loop
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Dublin
Entity Address State Or Province	OH
Entity Address Postal Zip Code	43017
City Area Code	707
Local Phone Number	732-5742
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AIRE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false